OBLIGATIONS OF LAW No. 14,182/2021 (Tables)	12 Months Ended
Dec. 31, 2022
OBLIGATIONS OF LAW No. 14,182/2021
Schedule of movements in obligations of Law No. 14,182/2021

	Energy Development	River Basin
	Contribution	Revitalization	Total
Opening balance as of December 31, 2021	—	—	—
Addition	33,735,216	6,693,921	40,429,137
Inflation adjustment	197,580	23,017	220,597
Charges	1,097,038	187,023	1,284,061
Interest paid	(22,731)	—	(22,731)
Amortization of Principal	(5,251,610)	—	(5,251,610)
Final balance as of December 31, 2022	29,755,493	6,903,961	36,659,454

Current	597,722	874,940	1,472,662
Non - current	29,157,771	6,029,021	35,186,792

Schedule of maturity analysis of installments of the obligations with CDE and Regeneration of River Basins

	Energy Development	River Basin
	Contribution [1]	Revitalization [2]	Total
2023	597,722	874,940	1,472,662
2024	1,103,180	826,989	1,930,169
2025	1,537,907	782,611	2,320,518
2026	1,905,729	740,615	2,646,344
2027	2,213,929	700,873	2,914,802
After 2027	22,397,026	2,977,933	25,374,959
	29,755,493	6,903,961	36,659,454
Final in 2047; and Final in 2032